Pension and other employee benefit plans	12 Months Ended
Mar. 31, 2025
Pension and other employee benefit plans
20. Pension and other employee benefit plans
Severance indemnities and pension plans
MHFG and certain subsidiaries sponsor and offer their employees, other than directors and corporate auditors, contributory and non-contributory
defined benefit plans. Under these plans, employees are provided with lump-sum
cash payments upon leaving the company. The amount of benefits under each plan is principally determined based on the positions in career, the length of service and the reason for severance. When employees meet certain conditions including the length of service, they may opt to receive annuity payments instead of lump-sum
payments. MHFG and certain subsidiaries also offer special termination benefits to former employees whose contributions during their careers were deemed meritorious and to those with particular circumstances.

Certain foreign offices and subsidiaries have defined contribution plans and/or defined benefit plans, of which disclosures are combined with those for domestic benefit plans, as they are not significant and those plans don’t use significantly different assumptions.
MHFG and certain subsidiaries have several defined contribution plans. The costs recognized in respect of contributions to the plans for the fiscal years ended March 31, 2023, 2024 and 2025 were ¥
7,395
 million, ¥
9,004
 million and ¥
16,359
 million, respectively.
Pension plans are not fully integrated among subsidiaries of MHFG and plan assets are managed separately by each plan.
Net periodic benefit cost and funded status
The following table presents the components of net periodic benefit cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2023, 2024 and 2025:

	2023	2024	2025

	(in millions of yen)
Service cost-benefits earned during the fiscal year	30,460	28,936	21,288
Interest costs on projected benefit obligations	6,917	9,982	14,459
Expected return on plan assets	(36,322)	(34,565)	(31,835)
Amortization of prior service cost (benefits)	(4,854)	(4,890)	(5,553)
Amortization of net actuarial loss (gain)	(19,453)	(29,045)	(38,339)
Special termination benefits	7,269	1,244	971
Loss (gain) on settlement	—	2,210	—
Other	—	3,179	2,004

Net periodic benefit cost	(15,983)	(22,948)	(37,005)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)
before-tax
for the fiscal years ended March 31, 2024 and 2025 are summarized as follows:

	2024	2025

	(in millions of yen)
Net actuarial gain (loss)	138,987	(72,336)
Amortization of net actuarial loss (gain)	(29,045)	(38,339)
Settlement loss (gain) of net actuarial loss (gain)	2,210	—
Prior service benefits (cost)	—	9,360
Amortization of prior service cost (benefits)	(4,890)	(5,553)

Total recognized in other comprehensive income (loss) before-tax	107,262	(106,868)

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost
are as follows:

	2023	2024	2025
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.82%	1.00%	1.67%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Interest credit rates	4.45%	4.52%	4.79%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	0.52%	0.82%	1.00%
Rates of increase in future compensation levels	2.00%	2.00%	2.00%
Expected rates of return on plan assets	1.72%	1.66%	1.61%
Interest credit rates	4.39%	4.45%	4.52%
In estimating the discount rates, the MHFG Group looks to interest rates on a portfolio of high-quality fixed-income government and corporate bonds. The durations of these bonds closely match those of the benefit obligations. Discount rates are evaluated at each measurement date. The expected rate of return for each asset category is based primarily on various aspects of the long-term prospects for the economy that include historical performance and the market environment.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2024 and 2025 for the plans of MHFG and its subsidiaries:

	2024	2025

	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,287,692	1,216,964
Service cost	28,936	21,288
Interest cost	9,982	14,459
Plan participants’ contributions	1,026	335
Amendments (1)	—	(9,360)
Actuarial loss (gain)	(23,767)	(49,329)
Foreign exchange translation	6,408	756
Benefits paid	(54,458)	(53,521)
Lump-sum payments	(17,838)	(15,367)
Settlement	(19,974)	—
Other	(1,045)	(270)

Benefit obligations at end of fiscal year	1,216,964	1,125,955

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,032,215	1,956,619
Actual return (negative return) on plan assets	140,967	(84,844)
Foreign exchange translation	7,204	633
Partial withdrawal of assets from employee retirement benefits trusts (2)	(179,437)	(59,552)
Employer contributions	31,327	24,395
Plan participants’ contributions	1,026	335
Benefits paid	(54,458)	(53,521)
Settlement	(20,549)	—
Other	(1,677)	17

Fair value of plan assets at end of fiscal year	1,956,619	1,784,082

Funded status	739,655	658,126

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	763,254	682,222
Accrued pension liability	(23,600)	(24,095)

Net amount recognized	739,655	658,126

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	53,216	57,023
Net actuarial gain (loss)	636,790	526,116

Net amount recognized	690,007	583,139

Notes:
(1)
In June 2024, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit plans that was effective as of July 1, 2024. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date. Accordingly, the MHFG Group recognized ¥9,360 million of prior service benefits for the fiscal year ended March 31, 2025.

(2)
During the fiscal years ended March 31, 2024 and 2025, certain subsidiaries of MHFG partially withdrew assets from employee retirement benefit trusts, which were established for the payment of employees’ severance pay and retirement pensions. Overall, the trusts remain in overfunded status as of March 31, 2025.
No gains or losses have
been
recognized as a result of these transactions.
The aggregated accumulated benefit obligations of these plans were ¥1,216,964 million and ¥1,125,955 million, as of March 31, 2024 and 2025, respectively. The defined benefit plans generally employ a multi-variable and non-linear
formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum
severance indemnities.
The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2024 and 2025:

	2024	2025

	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	27,787	28,770
Fair value of plan assets	4,187	4,675
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	27,787	28,770
Fair value of plan assets	4,187	4,675

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.
Investment policies and asset allocation
In managing plan assets, the MHFG Group determines the appropriate levels of risk that the Group can assume under the given circumstances to gain total returns from a long-term perspective while ensuring that sufficient funds will be available to plan participants and beneficiaries. The long-term asset allocation to each asset category such as Japanese equity securities, Japanese debt securities, foreign equity securities and foreign debt securities is determined based upon the optimal portfolio, which aims to gain total returns within the range of an acceptable level of risk from a long-term perspective. Additionally, the asset allocation is reviewed every five years, unless there are any significant changes in the circumstances such as market fluctuations. When selecting an investment in each asset category, the MHFG Group takes into consideration credit standing of an investee, concentration of credit risk to a certain investee and liquidity of a financial instrument among other things. The investments in each asset category are further diversified across funds, strategies and sectors along with other things. There is no significant investment in a single investee except Japanese government bonds.
Certain subsidiaries of MHFG established employee retirement benefit trusts and transferred their assets to the trusts as plan assets. These assets are separated from the employer’s proprietary assets for the payment to the plan beneficiaries. The assets held in these trusts are primarily Japanese equity securities and have been entrusted directly to qualified trustees including trust banks.

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2025 is as follows:

Asset category	Asset ratio
Japanese equity securities	3.00%
Japanese debt securities	32.00%
Foreign equity securities	26.00%
Foreign debt securities	24.00%
General account of life insurance companies	10.00%
Other	5.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest payments.
Fair value of plan assets
The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2024 and 2025, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 26 “Fair value.”

	2024					2025
	Level 1		Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total

	(in billions of yen)
Japanese equity securities:
Common stocks (1)	907		—	—	907	758		—	—	758
Pooled funds (2)	5		8	—	13	5		8	—	12
Japanese debt securities:
Government bonds	85		—	—	85	83		—	—	83
Pooled funds (2)	—		9	—	9	—		9	—	9
Other	—		18	—	18	—		18	—	18
Foreign equity securities:
Common stocks	152		—	—	152	121		—	—	121
Pooled funds (2)	—		10	—	11	1		10	—	11
Foreign debt securities:
Government bonds	148		20	—	168	144		24	—	168
Pooled funds (2)	—		3	—	3	—		4	—	4
Other	—		31	—	31	—		30	—	31
General account of life insurance companies (3)	—		117	—	117	—		118	—	118
Other	38	(4)	(6)	—	32	46	(4)	(2)	—	44
Plan assets measured at net asset value (5)					410					408

Total assets at fair value	1,336		210	—	1,957	1,158		218	—	1,784

Notes:
(1)
This class represents equity securities held in the employee retirement benefit trusts of ¥907 billion and ¥758 billion carried at fair value at March 31, 2024 and 2025, respectively, which are well-diversified across industries.

(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at fair value and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value, which is equivalent to fair value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)
In accordance with ASC 820, certain plan assets that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

There were no returns on and purchases and sales of Level 3 assets during the fiscal years ended March 31, 2024 and 2025.
Contributions
The total contribution of approximately ¥20 billion is expected to be paid to the pension plans during the fiscal year ending March 31, 2026, based on the current funded status and expected asset return assumptions.
Estimated future benefit payments
The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2026	77,661
2027	76,431
2028	77,961
2029	78,531
2030	77,438
2031-2035	327,784